Right-of-use asset - Supplemental balance sheet information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use asset
Right-of-use asset	$ 126,388	$ 0
Operating lease liability-current	110,135	0
Total operating lease liability	110,135
Amortization of right of use assets	$ 114,929	$ 0	$ 0